8. PRODUCT DEVELOPMENT COSTS & INTANGIBLES: Schedule of Product Development Costs (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Product Development Costs

	Asset	Total		Total		Amortization	Total	Net Book
	Source and	Costs	Additions	Costs	Amortization	12 Mo. Ended	Amortization	Value
	Currency	12/31/2023	2024	12/31/2024	12/31/2023	12/31/2024	12/31/2024	12/31/2024
INTANGIBLES
ZenaPay Plant Software	Developed internally, USD	28,080	-	28,080	28,080	Nil	28,080	$Nil
System View Software	Acquired – business combination, USD	40,190	-	40,190	39,529	661	40,190	-
ZigVoice Software	Acquired – business combination, USD	9,702	-	9,702	9,543	159	9,702	-
WorkAware Software	Acquired – business combination, CAD	396,600	-	396,600	89,842	26,213	116,054	280,546
TillerStack Software	Acquired – business combination, EURO	1,584,516	-	1,584,516	312,345	104,853	417,918	1,167,318
PsPortals Software	Acquired – business combination, USD	1,048,782	-	1,048,782	139,694	69,585	209,279	839,504
TOTAL		3,107,870	-	3,107,870	619,033	201,471	820,503	2,287,367
PRODUCT DEVELOPMENT
Drone technology	Acquired separately, USD	1,440,000	-	1,440,000	-	-	-	1,440,000
Robotic Arm Technology	Acquired separately, USD	840,000	-	840,000	-	-	-	840,000
Drone Development	Developed internally, USD	1,376,200	1,169,126	2,545,326	-	-	-	2,545,326
TOTAL		3,656,200	1,169,126	4,825,326				4,825,326

	Asset	Total		Total		Amortization	Total	Net Book
	Source and	Costs	Additions	Costs	Amortization	12 Mo. Ended	Amortization	Value
	Currency	12/31/2022	2023	12/31/2023	12/31/2022	12/31/2023	12/31/2023	12/31/2023
INTANGIBLES $
ZenaPay Wallet and Merchant[1]	Developed internally, CAD	28,746	$Nil	$ 28,746	$28,730	$16	$28,746	$Nil
ZenaPay Plant Tracker	Developed internally, CAD	28,080	-	28,080	22,464	5,616	28,080	-
System View Software	Acquired – business combination, USD	40,190	-	40,190	31,491	8,038	39,529	661
ZigVoice Software	Acquired – business combination, USD	9,702	-	9,702	7,602	1,940	9,542	160
WorkAware Software	Acquired – business combination, CAD	396,600	-	396,600	63,402	26,440	89,842	306,758
TillerStack Software	Acquired – business combination, EURO	1,584,516	-	1,584,516	206,711	105,634	312,345	1,272,171
PsPortals Software	Acquired – business combination, USD	1,048,782	-	1,048,782	69,775	69,919	139,694	909,088
TOTAL		3,136,616		3,136,616	430,175	217,603	647,779	2,488,837
PRODUCT DEVELOPMENT
Drone technology	Acquired separately, USD	1,440,000	-	1,440,000	-	-	-	1,440,000
Robotic Arm Technology	Acquired separately, USD	840,000	-	840,000	-	-	-	840,000
Drone Development	Developed internally, USD	792,168	584,033	1,376,200	-	-	-	1,376,200
TOTAL		3,072,168	584,033	3,656,200				3,656,201